Related party transactions (Tables)	12 Months Ended
Jun. 30, 2022
Related party transactions
Schedule of material related party transactions

	2022	2021	2020
for the year ended 30 June	Rm	Rm	Rm
Sales and services rendered from subsidiaries to related parties
Joint ventures	2 737	2 635	672
Purchases by subsidiaries from related parties
Joint ventures	4	8	691
Associates	153	100	78
	157	108	769

Schedule of key management remuneration

		Retirement	Other	Annual	Total	Total	Total
	Salary	funding	benefits	incentives[2]	2022[1]	2021[1]	2020[1]
	R’000	R’000	R’000	R’000	R’000	R’000	R’000
EXECUTIVE DIRECTORS	26 980	764	2 948	22 691	53 383	65 493	22 944
1	Total remuneration for the financial year excludes gains derived from the long-term incentive schemes which are separately disclosed.
2	Short-term incentives approved based on the Group results for the 2022 financial year and payable in the 2023 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2022 multiplied by the Group STI performance and the Individual Performance Factor.

Gains on Long-term incentives previously awarded to the Executive Directors’ and former Executive Directors’ vested after the performance period ended 30 June 2022, are as follows:

Long-term
	incentive	Total	Total	Total
	rights vested[1]	2022	2021	2020
	R’000	R’000	R’000	R’000
EXECUTIVE DIRECTORS	30 850	30 850	4 824	2 657
1	Long-term incentives for the 2022 financial year represent incentives approved on the group results for theperformance period ended 30 June 2022, settled in the 2023 financial year.

37	Related party transactions continued

Remuneration and benefits paid and short-term incentives approved for the Prescribed Officers were as follows:

		Retirement	Other	Annual	Total	Total	Total
	Salary	funding	benefits	incentives[2]	2022[1]	2021[1]	2020[1]
	R’000	R’000	R’000	R’000	R’000	R’000	R’000
PRESCRIBED OFFICERS	38 060	5 312	16 751	28 349	88 472	92 817	52 142
Number of Prescribed Officers					8	7	6
1	Total remuneration for the financial year excludes gains derived from the long-term incentive schemes which are separately disclosed.
2	Short-term incentives approved based on the Group results for the 2022 financial year and payable in the 2023 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2022 multiplied by the Group STI performance and the Individual Performance Factor.

Gains on Long-term incentives previously awarded to the Prescribed Officers vested after the performance period ended 30 June 2021, are as follows:

Long-term
incentive
	rights	Total	Total	Total
	vested[1]	2022	2021	2020
	R’000	R’000	R’000	R’000
PRESCRIBED OFFICERS	50 512	50 512	6 735	4 201
1	Long-term incentives for the 2022 financial year represent incentives approved on the group results for the performance period ended 30 June 2022, settled in the 2023 financial year.

The total IFRS2 charge for LTI’s awarded to the Executive Directors and the Prescribed Officers in 2022 amounted to R14 million and R32 million.

Non-executive Directors’ emoluments for the year was as follows:

				Ad Hoc
				Special
	Board	Lead		Board —
	meeting	Director	Committee	Committee	Total	Total	Total
	fees	fees	fees	Meeting	2022	2021	2020
	R’000	R’000	R’000	R’000	R’000	R’000	R’000
Non-executive Directors	22 787	758	6 861	—	30 406	33 540	39 743